Note 21 - Subsequent Events (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	Feb. 16, 2018	Feb. 06, 2018	Jan. 30, 2018	Jan. 02, 2018	May 13, 2015	Jan. 21, 2014	Aug. 07, 2013
Series B Preferred Stock [Member]
Preferred Stock, Shares Issued							2,000,000
Preferred Stock, Dividend Rate, Percentage							7.625%
Preferred Stock, Par or Stated Value Per Share							$ 0.0001
Sale of Stock, Price Per Share							$ 25
Series C Preferred Stock [Member]
Preferred Stock, Shares Issued						4,000,000
Preferred Stock, Dividend Rate, Percentage						8.50%
Preferred Stock, Par or Stated Value Per Share						$ 0.0001
Sale of Stock, Price Per Share						$ 25
Series D Preferred Stock [Member]
Preferred Stock, Shares Issued					4,000,000
Preferred Stock, Dividend Rate, Percentage					8.75%
Preferred Stock, Par or Stated Value Per Share					$ 0.0001
Sale of Stock, Price Per Share					$ 25
Subsequent Event [Member]
Stock Issued During Period, Shares, Dividend Reinvestment Plan		988,841
Common Stock, Par or Stated Value Per Share		$ 0.0001
Shares Issued, Price Per Share		$ 6.3084
Subsequent Event [Member] | Mas Shipping Co. Term Loan [Member]
Debt Instrument, Prepaid Payment on Principal	$ 1,000
Debt Instrument, Periodic Payment	1,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 8,125
Subsequent Event [Member] | Series B Preferred Stock [Member]
Dividends Payable, Amount Per Share				$ 0.476563
Dividends Payable, Date Declared				Jan. 02, 2018
Dividends Payable, Date to be Paid				Jan. 16, 2018
Dividends Payable, Date of Record				Jan. 12, 2018
Subsequent Event [Member] | Series C Preferred Stock [Member]
Dividends Payable, Amount Per Share				$ 0.53125
Dividends Payable, Date Declared				Jan. 02, 2018
Dividends Payable, Date to be Paid				Jan. 16, 2018
Dividends Payable, Date of Record				Jan. 12, 2018
Subsequent Event [Member] | Series D Preferred Stock [Member]
Dividends Payable, Amount Per Share				$ 0.546875
Dividends Payable, Date Declared				Jan. 02, 2018
Dividends Payable, Date to be Paid				Jan. 16, 2018
Dividends Payable, Date of Record				Jan. 12, 2018
Subsequent Event [Member] | Series E Preferred Stock [Member]
Preferred Stock, Shares Issued			4,600,000
Preferred Stock, Dividend Rate, Percentage			8.875%
Preferred Stock, Par or Stated Value Per Share			$ 0.0001
Sale of Stock, Price Per Share			$ 25
Proceeds from Issuance of Preferred Stock and Preference Stock			$ 111,224
Subsequent Event [Member] | Common Stock [Member]
Dividends Payable, Amount Per Share				$ 0.10
Dividends Payable, Date Declared				Jan. 02, 2018
Dividends Payable, Date to be Paid				Feb. 06, 2018
Dividends Payable, Date of Record				Jan. 23, 2018